SCHEDULE OF WARRANTS ASSUMPTIONS (Details)	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)		5 years		5 years
Price at Valuation [Member] | Sanuwave Health, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.03	0.01	0.02	0.02
Measurement Input, Exercise Price [Member] | Sanuwave Health, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.19	0.19	0.19	0.19
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		3.49		0.34
Measurement Input, Risk Free Interest Rate [Member] | Sanuwave Health, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.67	3.88	4.61	3.96
Measurement Input, Expected Term [Member] | Sanuwave Health, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	6 years	7 years	7 years	8 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		147.6		60.7
Measurement Input, Price Volatility [Member] | Sanuwave Health, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	128.6	147.8	147.8	155.6